13003524

THE NASDAQ OMX GROUP

Received SEC

OCT 24 2013

Washington, DC 20549

Lisa Roberts
Vice President
Listing Qualifications

001-36157

By Electronic Mail

October 24, 2013

CENTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 24, 2013 The Nasdaq Stock Market (the "Exchange") received from Cubist Pharmaceuticals, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Contingent Value Rights

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,